SHORT-TERM DEBT AND LONG-TERM DEBT - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS AND FINANCING
Total Loans and Financing	R$ 14,612,934	R$ 13,138,823
Current	1,424,043	1,544,211
Non-current	R$ 13,188,891	11,594,612
Weighted average
LOANS AND FINANCING
Annual charges (as a percent)	5.34%
Working capital
LOANS AND FINANCING
Total Loans and Financing	R$ 1,178,557	107,312
Working capital | Weighted average
LOANS AND FINANCING
Annual charges (as a percent)	3.44%
Financing of property, plant and equipment and others
LOANS AND FINANCING
Total Loans and Financing	R$ 333,797	843,099
Financing of property, plant and equipment and others | Weighted average
LOANS AND FINANCING
Annual charges (as a percent)	3.27%
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total Loans and Financing	R$ 13,100,580	R$ 12,188,412
Ten/Thirty Year Bonds | Weighted average
LOANS AND FINANCING
Annual charges (as a percent)	5.41%